OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total other operating income	$ 177	$ 131	$ 105
Total other operating expenses	(88)	(46)	(58)
Contractu I Indemnity [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	7
Commercial Interests [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	70	27	27
Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	55	56	51
Compensation For Arbitration Award [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		37
Fair Value Of Consortiums Previous Interest [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	7
Export Increase Program [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	24
Provision For Contingencies [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(8)	(4)	(16)
Provision For Environmental Remediation [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(4)		(15)
Decrease In Property Plant And Equipment Sale And Derecognition [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(2)
Tax On Bank Transactions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(18)	(14)	(13)
P A I S Import Tax [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(5)
Donations And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(3)	(2)	(2)
Institutional Relationships [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(4)	(3)	(3)
Costs Of Concessions Agreements Completion [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(5)
Contractual Penalty [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(7)
Readjustment Of Investment Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses		(9)
Royalties Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(8)	(8)	(5)
Ecuadors Transactional Agreement [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(5)
Impairment Of Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(5)
Other Contractual Expenses [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(6)
Other Opertaing Expense [Member]
IfrsStatementLineItems [Line Items]
Total other operating expenses	(8)	(6)	(4)
Insurance Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	1		3
Services To Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	1	1	2
Results From Property Plant And Equipment Sale And Derecognition [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	1	2	1
Result From The Sale Of Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Total other operating income		2	2
Expenses Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	8
Contingencies Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			13
Tax Charges Recovery [Member]
IfrsStatementLineItems [Line Items]
Total other operating income			2
Other Opertaing Income [Member]
IfrsStatementLineItems [Line Items]
Total other operating income	$ 3	$ 6	$ 4